Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary and welfare payables	$ 38,011	$ 37,818
Deposits from customers	24,660	29,578
Other tax payable	32,682	27,296
Service payable	39,028	21,159
Staff reimbursements	24,550
Total	$ 158,931	$ 115,851